UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	2/29/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON BLEND FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 29, 2012

Fund Type

Large, Mid- & Small Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 16, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Jennison Blend Fund, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Blend Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.01%; Class B, 1.71%; Class C, 1.71%; Class Z, 0.71%. Net operating expenses: Class A, 1.01%; Class B, 1.71%; Class C, 1.71%; Class Z, 0.71%.

Cumulative Total Returns (Without Sales Charges) as of 2/29/12
	Six Months	One Year	Five Years	Ten Years
Class A	10.19%	1.15%	12.22%	69.70%
Class B	9.82	0.46	8.25	57.59
Class C	9.82	0.40	8.19	57.61
Class Z	10.36	1.44	13.81	74.30
Russell 3000® Index	13.24	4.45	9.16	59.90
S&P 500 Index	13.30	5.09	8.16	50.37
Russell 1000® Index	13.31	4.86	9.17	57.22
Lipper Multi-Cap Core Funds Avg.	11.15	1.42	5.64	62.46

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years
Class A		–3.33%	1.18%	4.67%
Class B		–3.45	1.43	4.49
Class C		0.60	1.61	4.50
Class Z		2.64	2.64	5.55
Russell 3000® Index		7.18	2.18	4.67
S&P 500 Index		8.51	2.01	4.12
Russell 1000® Index		7.86	2.19	4.53
Lipper Multi-Cap Core Funds Avg.		2.95	1.21	4.56

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share

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classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Russell 3000 Index

The Russell 3000 Index is an unmanaged index which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/29/12
Apple, Inc., Computers & Peripherals	2.7%
Anadarko Petroleum Corp., Oil, Gas & Consumable Fuels	1.7
National Oilwell Varco, Inc., Energy Equipment & Services	1.6
UnitedHealth Group, Inc., Healthcare Providers & Services	1.5
American Express Co., Consumer Finance	1.4

Holdings are subject to change.

Prudential Jennison Blend Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 2/29/12
Oil, Gas & Consumable Fuels	6.3%
Healthcare Providers & Services	5.2
Energy Equipment & Services	4.7
Computers & Peripherals	4.3
Food Products	4.2

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2011, at the beginning of the period, and held through the six-month period ended February 29, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Blend Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,101.90	1.01%	$5.28
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07

Class B	Actual	$1,000.00	$1,098.20	1.71%	$8.92
	Hypothetical	$1,000.00	$1,016.36	1.71%	$8.57

Class C	Actual	$1,000.00	$1,098.20	1.71%	$8.92
	Hypothetical	$1,000.00	$1,016.36	1.71%	$8.57

Class Z	Actual	$1,000.00	$1,103.60	0.71%	$3.71
	Hypothetical	$1,000.00	$1,021.33	0.71%	$3.57

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2012, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 29, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS

Aerospace & Defense 2.8%
119,832	Boeing Co. (The)	$8,981,408
11,344	Moog, Inc. (Class A Stock)*	498,115
62,403	Precision Castparts Corp.	10,448,134
15,259	Teledyne Technologies, Inc.*	909,437
107,005	United Technologies Corp.	8,974,509

		29,811,603

Air Freight & Logistics 0.1%
84,834	UTi Worldwide, Inc.	1,369,221

Airlines 0.7%
339,565	United Continental Holdings, Inc.*(a)	7,012,017

Auto Components 1.2%
6,985	Autoliv, Inc.	465,201
56,051	BorgWarner, Inc.*(a)	4,643,265
174,121	Lear Corp.	7,872,010

		12,980,476

Automobiles 0.5%
142,341	General Motors Co.*(a)	3,703,713
55,985	Tesla Motors, Inc.*(a)	1,870,459

		5,574,172

Biotechnology 1.4%
66,840	Alexion Pharmaceuticals, Inc.*	5,596,513
41,090	BioMarin Pharmaceutical, Inc.*(a)	1,468,968
94,186	Celgene Corp.*	6,906,188
34,543	Cepheid, Inc.*	1,395,192

		15,366,861

Building Products
6,318	A.O. Smith Corp.	285,321

Capital Markets 1.9%
91,019	Eaton Vance Corp.(a)	2,622,258
58,831	Goldman Sachs Group, Inc. (The)	6,773,801
57,468	Janus Capital Group, Inc.	506,868
396,334	Morgan Stanley(a)	7,348,032

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
106,491	Waddell & Reed Financial, Inc. (Class A Stock)	$3,360,856

		20,611,815

Chemicals 2.4%
58,616	Albemarle Corp.	3,899,136
13,651	Balchem Corp.	371,990
46,751	Intrepid Potash, Inc.*	1,182,333
116,207	Monsanto Co.	8,992,098
174,068	Mosaic Co. (The)	10,052,427
239,289	Spartech Corp.*	1,387,876

		25,885,860

Commercial Banks 2.8%
35,899	Bank of the Ozarks, Inc.	1,053,636
71,617	BOK Financial Corp.	3,844,401
111,581	First Republic Bank*	3,346,314
17,063	FirstMerit Corp.	273,861
175,293	Fulton Financial Corp.	1,717,871
112,013	PNC Financial Services Group, Inc.	6,667,014
28,778	Prosperity Bancshares, Inc.	1,258,750
13,133	SVB Financial Group*(a)	778,524
41,167	Valley National Bancorp(a)	514,999
78,046	Webster Financial Corp.	1,707,646
287,620	Wells Fargo & Co.	8,999,630

		30,162,646

Commercial Services & Supplies 0.8%
47,818	American Reprographics Co.*	252,479
21,108	Cintas Corp.	813,924
69,591	Clean Harbors, Inc.*	4,673,732
22,976	Mobile Mini, Inc.*	496,282
75,210	Waste Connections, Inc.	2,445,829

		8,682,246

Communications Equipment 1.5%
80,460	ADTRAN, Inc.	2,836,215
86,314	Finisar Corp.*(a)	1,751,311
84,285	NETGEAR, Inc.*	3,166,587
206,259	Oclaro, Inc.*	891,039

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
120,150	QUALCOMM, Inc.	$7,470,927

		16,116,079

Computers & Peripherals 4.3%
54,107	Apple, Inc.*	29,349,801
373,909	EMC Corp.*	10,353,540
131,605	NetApp, Inc.*	5,659,015

		45,362,356

Construction & Engineering 0.8%
128,170	Chicago Bridge & Iron Co. NV	5,962,468
269,185	Great Lakes Dredge & Dock Corp.	1,908,522
20,598	URS Corp.*	899,103

		8,770,093

Consumer Finance 1.6%
283,871	American Express Co.	15,013,937
61,550	Green Dot Corp. (Class A Stock)*(a)	1,965,292

		16,979,229

Containers & Packaging 0.1%
19,487	Greif, Inc. (Class A Stock)	997,929

Distributors 0.1%
27,369	Pool Corp.	996,232

Diversified Consumer Services 0.4%
150,605	Bridgepoint Education, Inc.*(a)	3,668,738

Diversified Financial Services 1.3%
212,632	Citigroup, Inc.	7,084,898
182,303	JPMorgan Chase & Co.	7,153,570

		14,238,468

Diversified Telecommunication Services 0.5%
18,203	Cogent Communications Group, Inc.*	335,299
39,744	Consolidated Communications Holdings, Inc.	753,944
38,729	Lumos Networks Corp.	495,731
148,516	tw telecom, Inc.*	3,207,946

		4,792,920

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities 1.0%
180,837	Exelon Corp.	$7,065,302
46,194	ITC Holdings Corp.	3,486,723

		10,552,025

Electronic Equipment & Instruments 1.6%
17,636	Anixter International, Inc.*(a)	1,226,407
53,902	Avnet, Inc.*	1,926,458
1,436,053	Flextronics International Ltd.*	10,124,174
100,179	FLIR Systems, Inc.	2,621,684
10,262	Plexus Corp.*	356,091
17,732	Rogers Corp.*	657,680

		16,912,494

Energy Equipment & Services 4.7%
30,246	Core Laboratories NV	3,679,728
11,577	Dresser-Rand Group, Inc.*	608,024
34,475	Dril-Quip, Inc.*	2,412,905
126,775	Ensco PLC (United Kingdom), ADR	7,390,983
193,542	Halliburton Co.	7,081,702
161,441	Key Energy Services, Inc.*	2,754,183
209,690	National Oilwell Varco, Inc.	17,305,716
121,488	Schlumberger Ltd.	9,428,684

		50,661,925

Food & Staples Retailing 3.0%
99,109	Costco Wholesale Corp.	8,529,320
179,471	CVS Caremark Corp.	8,094,142
109,700	Ruddick Corp.	4,493,312
72,688	United Natural Foods, Inc.*	3,308,758
131,261	Wal-Mart Stores, Inc.	7,754,900

		32,180,432

Food Products 4.2%
87,609	Adecoagro SA*	796,366
139,808	Bunge Ltd.	9,411,875
291,846	Darling International, Inc.*	4,666,617
7,118	Hain Celestial Group, Inc. (The)*	290,699
202,164	Kraft Foods, Inc. (Class A Stock)	7,696,383
108,015	Mead Johnson Nutrition Co. (Class A Stock)	8,398,166
231,674	Smithfield Foods, Inc.*(a)	5,428,122

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food Products (cont’d.)
248,455	SunOpta, Inc.*	$1,247,244
385,882	Tyson Foods, Inc. (Class A Stock)	7,297,029

		45,232,501

Healthcare Equipment & Supplies 0.5%
11,317	Align Technology, Inc.*	289,828
8,835	Arthrocare Corp.*	230,594
25,275	DexCom, Inc.*	272,717
154,348	Insulet Corp.*(a)	3,043,743
13,446	Thoratec Corp.*	463,887
15,914	Volcano Corp.*	446,069

		4,746,838

Healthcare Providers & Services 5.2%
61,494	Air Methods Corp.*(a)	5,548,604
40,675	AMERIGROUP Corp.*(a)	2,763,053
140,354	Bio-Reference Labs, Inc.*(a)	2,826,730
68,244	Catalyst Health Solutions, Inc.*	4,232,493
52,830	Centene Corp.*	2,578,104
62,574	Express Scripts, Inc.*	3,337,071
98,694	HCA Holdings, Inc.	2,632,169
41,867	Health Management Associates, Inc. (Class A Stock)*	308,978
9,201	IPC The Hospitalist Co., Inc.*	334,640
21,213	LifePoint Hospitals, Inc.*	826,671
9,042	Molina Healthcare, Inc.*	307,066
50,087	MWI Veterinary Supply, Inc.*	4,336,032
10,337	Patterson Cos., Inc.	329,957
27,422	PSS World Medical, Inc.*	664,435
84,783	Team Health Holdings, Inc.*	1,838,943
280,004	UnitedHealth Group, Inc.	15,610,223
125,030	Universal Health Services, Inc. (Class B Stock)	5,577,588
15,800	WellCare Health Plans, Inc.*	1,072,188

		55,124,945

Healthcare Technology
21,158	Omnicell, Inc.*	315,677

Hotels, Restaurants & Leisure 2.0%
13,000	Cheesecake Factory, Inc. (The)*	385,320
16,411	Chipotle Mexican Grill, Inc.*(a)	6,403,900

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	11

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
83,766	Jack in the Box, Inc.*	$1,997,819
203,449	Starbucks Corp.	9,879,484
106,722	Texas Roadhouse, Inc.	1,785,459
26,417	Vail Resorts, Inc.	1,112,156

		21,564,138

Household Products 0.1%
21,432	Church & Dwight Co., Inc.	1,023,164

Independent Power Producers & Energy Traders 0.8%
535,842	Calpine Corp.*	8,203,741

Industrial Conglomerates 0.1%
14,462	Carlisle Cos., Inc.	705,745

Insurance 2.4%
36,866	HCC Insurance Holdings, Inc.	1,125,888
992	Markel Corp.*	404,686
210,931	MetLife, Inc.(a)	8,131,390
153,645	Protective Life Corp.	4,266,722
23,339	RLI Corp.	1,635,130
70,266	StanCorp Financial Group, Inc.(a)	2,793,776
175,737	Symetra Financial Corp.	1,746,826
7,274	White Mountains Insurance Group Ltd.	3,609,504
61,334	WR Berkley Corp.(a)	2,192,691

		25,906,613

Internet & Catalog Retail 1.0%
49,144	Amazon.com, Inc.*	8,830,685
197,996	Vitacost.com, Inc.*(a)	1,609,708

		10,440,393

Internet Software & Services 2.5%
80,043	Baidu, Inc. (China), ADR*	10,941,878
16,408	Google, Inc. (Class A Stock)*	10,144,246
60,935	LinkedIn Corp. (Class A Stock)*(a)	5,293,424
38,214	Monster Worldwide, Inc.*	265,205

		26,644,753

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 3.4%
26,299	Alliance Data Systems Corp.*(a)	$3,191,647
30,444	CACI International, Inc. (Class A Stock)*	1,800,458
104,596	Convergys Corp.*(a)	1,347,196
14,712	DST Systems, Inc.	779,736
39,569	Global Payments, Inc.	2,042,552
43,468	International Business Machines Corp.	8,551,460
31,461	InterXion Holding NV*	496,454
31,915	MasterCard, Inc. (Class A Stock)	13,404,300
80,227	ServiceSource International, Inc.*(a)	1,347,813
54,345	Wright Express Corp.*	3,362,869

		36,324,485

Life Sciences Tools & Services 0.8%
171,118	Agilent Technologies, Inc.*	7,464,167
55,688	Bruker Corp.*	892,679

		8,356,846

Machinery 4.0%
74,554	Actuant Corp. (Class A Stock)	2,100,186
91,453	AGCO Corp.*	4,721,718
19,767	CIRCOR International, Inc.	654,485
127,008	Colfax Corp.*(a)	4,320,812
25,664	Donaldson Co., Inc.	1,884,508
11,927	Gardner Denver, Inc.	819,146
7,903	Graco, Inc.	404,476
120,770	IDEX Corp.	5,048,186
202,479	Ingersoll-Rand PLC	8,074,863
11,374	Nordson Corp.	625,229
5,061	Pall Corp.	321,120
107,207	RBC Bearings, Inc.*	4,878,991
11,532	Robbins & Myers, Inc.	562,877
31,588	WABCO Holdings, Inc.*	1,879,170
46,988	Watts Water Technologies, Inc. (Class A Stock)	1,857,905
112,936	Woodward, Inc.	4,943,209

		43,096,881

Marine 0.1%
7,047	Kirby Corp.*	483,565

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	13

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media 3.6%
93,485	Cinemark Holdings, Inc.	$1,955,706
435,941	Comcast Corp. (Class A Stock)	12,807,947
37,778	John Wiley & Sons, Inc. (Class A Stock)	1,715,121
174,380	Liberty Global, Inc. (Series C Stock)*	8,361,521
155,494	Viacom, Inc. (Class B Stock)	7,404,624
138,043	Walt Disney Co. (The)	5,796,426

		38,041,345

Metals & Mining 2.6%
5,073	Carpenter Technology Corp.	260,245
7,591	Compass Minerals International, Inc.	546,932
185,119	Freeport-McMoRan Copper & Gold, Inc.	7,878,665
76,694	Goldcorp, Inc.	3,719,659
283,779	Hecla Mining Co.	1,441,597
673,079	Kinross Gold Corp.	7,457,715
230,045	McEwen Mining, Inc.*(a)	1,203,135
81,963	Reliance Steel & Aluminum Co.	4,403,052
27,197	Steel Dynamics, Inc.	402,788

		27,313,788

Multiline Retail 0.1%
32,694	Big Lots, Inc.*	1,433,632

Oil, Gas & Consumable Fuels 6.3%
215,605	Anadarko Petroleum Corp.	18,136,693
87,942	Bill Barrett Corp.*	2,570,545
216,282	Kodiak Oil & Gas Corp.*(a)	2,095,773
206,588	Marathon Oil Corp.	7,001,267
92,870	Noble Energy, Inc.	9,068,755
97,227	Occidental Petroleum Corp.	10,147,582
63,677	Patriot Coal Corp.*	460,385
444,767	Quicksilver Resources, Inc.*(a)	2,464,009
88,961	Rosetta Resources, Inc.*	4,540,569
257,676	Suncor Energy, Inc. (Canada)	9,276,284
34,035	Whiting Petroleum Corp.*	1,995,812

		67,757,674

Paper & Forest Products 0.1%
10,159	Domtar Corp.	973,943

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Personal Products 0.7%
130,612	Estee Lauder Cos., Inc. (The)	$7,646,026

Pharmaceuticals 4.1%
23,541	Akorn, Inc.*(a)	294,969
105,402	Allergan, Inc.	9,442,965
37,715	Bristol-Myers Squibb Co.	1,213,292
8,046	Medicis Pharmaceutical Corp. (Class A Stock)	281,127
67,863	NOVO Nordisk A/S (Denmark), ADR(a)	9,523,215
396,705	Pfizer, Inc.	8,370,475
28,457	Salix Pharmaceuticals Ltd.*	1,403,499
146,633	Sanofi (France), ADR	5,429,820
71,632	Shire PLC (Ireland), ADR	7,496,289

		43,455,651

Professional Services 0.7%
58,951	Corporate Executive Board Co. (The)	2,442,929
16,589	CoStar Group, Inc.*	995,008
73,872	FTI Consulting, Inc.*	2,960,051
27,119	Kelly Services, Inc. (Class A Stock)	406,785
46,546	Korn/Ferry International*	743,340

		7,548,113

Real Estate Investment Trusts 2.8%
116,149	American Tower Corp. (Class A Stock)	7,268,604
211,256	Capstead Mortgage Corp.	2,809,705
932,504	Chimera Investment Corp.(a)	2,862,787
226,432	CreXus Investment Corp.	2,524,717
450,937	DCT Industrial Trust, Inc.(a)	2,552,303
27,278	Extra Space Storage, Inc.	719,321
418,613	Hersha Hospitality Trust	2,105,623
586,986	MFA Financial, Inc.	4,284,998
37,138	Post Properties, Inc.	1,621,817
19,132	Starwood Property Trust, Inc.	377,666
346,013	Summit Hotel Properties, Inc.	3,186,780

		30,314,321

Road & Rail 1.1%
125,941	Heartland Express, Inc.	1,822,366
59,027	Kansas City Southern*	4,107,099

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	15

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Road & Rail (cont’d.)
54,583	Union Pacific Corp.	$6,017,776

		11,947,241

Semiconductors & Semiconductor Equipment 2.4%
160,853	ATMI, Inc.*	3,543,592
110,491	Avago Technologies Ltd.	4,155,567
95,228	Cavium, Inc.*(a)	3,402,496
46,762	Entropic Communications, Inc.*	288,288
211,608	FormFactor, Inc.*	1,081,317
82,789	Intermolecular, Inc.*	519,915
160,470	Lattice Semiconductor Corp.*	1,057,497
307,709	Maxim Integrated Products, Inc.	8,582,004
71,321	Power Integrations, Inc.	2,660,273

		25,290,949

Software 4.0%
36,433	Ariba, Inc.*	1,146,547
36,430	Aspen Technology, Inc.*	749,001
326,742	CA, Inc.(a)	8,831,836
164,109	Cadence Design Systems, Inc.*	1,931,563
81,883	CommVault Systems, Inc.*	4,222,706
13,053	JDA Software Group, Inc.*	327,108
19,301	NetSuite, Inc.*	920,658
7,499	OPNET Technologies, Inc.	214,097
64,169	QLIK Technologies, Inc.*	1,942,396
102,835	Red Hat, Inc.*	5,086,219
51,433	Salesforce.com, Inc.*(a)	7,363,148
166,648	Smith Micro Software, Inc.*	423,286
8,417	Sourcefire, Inc.*	378,933
7,487	Taleo Corp. (Class A Stock)*	343,054
4,172	Ultimate Software Group, Inc.*	291,289
90,228	VMware, Inc. (Class A Stock)*	8,922,647

		43,094,488

Specialty Retail 1.8%
156,435	American Eagle Outfitters, Inc.	2,274,565
17,589	Asbury Automotive Group, Inc.*	456,083
28,358	DSW, Inc. (Class A Stock)	1,599,391
113,491	Express, Inc.*(a)	2,701,086
12,141	Guess?, Inc.	420,686

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
6,496	Monro Muffler Brake, Inc.	$297,971
64,051	Penske Automotive Group, Inc.	1,542,348
468,683	Staples, Inc.	6,870,893
76,591	Williams-Sonoma, Inc.	2,956,413
10,777	Zumiez, Inc.*	338,613

		19,458,049

Textiles, Apparel & Luxury Goods 4.1%
103,918	Coach, Inc.	7,777,223
33,536	Deckers Outdoor Corp.*(a)	2,507,151
69,307	Lululemon Athletica, Inc.*(a)	4,644,955
20,374	Maidenform Brands, Inc.*	427,854
103,467	NIKE, Inc. (Class B Stock)	11,166,159
58,191	PVH Corp.	4,946,817
46,914	Ralph Lauren Corp. (Class A Stock)	8,150,369
3,995	Under Armour, Inc. (Class A Stock)*(a)	356,514
38,332	Vera Bradley, Inc.*(a)	1,406,785
41,862	Warnaco Group, Inc. (The)*	2,457,718

		43,841,545

Trading Companies & Distributors 0.1%
44,118	Beacon Roofing Supply, Inc.*	1,040,302
6,131	Watsco, Inc.	437,692

		1,477,994

Water Utilities
7,483	American States Water Co.	275,823

Wireless Telecommunication Services 2.2%
769,987	MetroPCS Communications, Inc.*	7,930,866
307,353	NII Holdings, Inc.*	5,495,472
38,738	NTELOS Holdings Corp.	900,658
196,049	SBA Communications Corp. (Class A Stock)*(a)	9,200,580

		23,527,576

	TOTAL LONG-TERM INVESTMENTS (cost $820,861,748)	1,061,539,601

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	17

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 10.6%

Affiliated Money Market Mutual Fund
113,151,014	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $113,151,014; includes $104,216,332 of cash collateral received for securities on loan)(b)(c)	$113,151,014

	TOTAL INVESTMENTS 109.9% (cost $934,012,762; Note 5)	1,174,690,615
	Liabilities in excess of other assets (9.9%)	(105,643,212)

	NET ASSETS 100.0%	$1,069,047,403

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,487,322; cash collateral of $104,216,332 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
*	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,061,539,601	$—	$—
Affiliated Money Market Mutual Fund	113,151,014	—	—

Total	$1,174,690,615	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2012 were as follows:

Affiliated Money Market Mutual Fund (including 9.7% of collateral received for securities on loan)	10.6%
Oil, Gas & Consumable Fuels	6.3
Healthcare Providers & Services	5.2
Energy Equipment & Services	4.7
Computers & Peripherals	4.3
Food Products	4.2
Pharmaceuticals	4.1
Textiles, Apparel & Luxury Goods	4.1
Machinery	4.0
Software	4.0
Media	3.6
IT Services	3.4
Food & Staples Retailing	3.0
Aerospace & Defense	2.8
Commercial Banks	2.8
Real Estate Investment Trusts	2.8
Metals & Mining	2.6
Internet Software & Services	2.5
Chemicals	2.4
Insurance	2.4
Semiconductors & Semiconductor Equipment	2.4
Wireless Telecommunication Services	2.2
Hotels, Restaurants & Leisure	2.0
Capital Markets	1.9
Specialty Retail	1.8
Consumer Finance	1.6
Electronic Equipment & Instruments	1.6
Communications Equipment	1.5
Biotechnology	1.4
Diversified Financial Services	1.3%
Auto Components	1.2
Road & Rail	1.1
Electric Utilities	1.0
Internet & Catalog Retail	1.0
Commercial Services & Supplies	0.8
Construction & Engineering	0.8
Independent Power Producers & Energy Traders	0.8
Life Sciences Tools & Services	0.8
Airlines	0.7
Personal Products	0.7
Professional Services	0.7
Automobiles	0.5
Diversified Telecommunication Services	0.5
Healthcare Equipment & Supplies	0.5
Diversified Consumer Services	0.4
Air Freight & Logistics	0.1
Containers & Packaging	0.1
Distributors	0.1
Household Products	0.1
Industrial Conglomerates	0.1
Marine	0.1
Multiline Retail	0.1
Paper & Forest Products	0.1
Trading Companies & Distributors	0.1

109.9
Liabilities in excess of other assets	(9.9)

100.0%

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	19

Statement of Assets and Liabilities

as of February 29, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $100,487,322:
Unaffiliated investments (cost $820,861,748)	$1,061,539,601
Affiliated investments (cost $113,151,014)	113,151,014
Foreign currency, at value (cost $18)	18
Receivable for investments sold	5,738,071
Dividends and interest receivable	895,716
Receivable for Fund shares sold	355,981
Prepaid expenses	10,359

Total assets	1,181,690,760

Liabilities
Payable to broker for collateral for securities on loan	104,216,332
Payable for investments purchased	6,368,066
Payable for Fund shares reacquired	719,564
Accrued expenses	478,820
Management fee payable	410,406
Distribution fee payable	273,007
Affiliated transfer agent fee payable	177,162

Total liabilities	112,643,357

Net Assets	$1,069,047,403

Net assets were comprised of:
Common stock, at par	$584,142
Paid-in capital in excess of par	870,300,788

870,884,930
Undistributed net investment income	1,352,869
Accumulated net realized loss on investment and foreign currency transactions	(43,868,249)
Net unrealized appreciation on investments and foreign currencies	240,677,853

Net assets, February 29, 2012	$1,069,047,403

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($971,774,417 ÷ 52,960,638 shares of common stock issued and outstanding)	$18.35
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price to public	$19.42

Class B
Net asset value, offering price and redemption price per share ($28,514,754 ÷ 1,635,119 shares of common stock issued and outstanding)	$17.44

Class C
Net asset value, offering price and redemption price per share ($25,157,254 ÷ 1,442,274 shares of common stock issued and outstanding)	$17.44

Class Z
Net asset value, offering price and redemption price per share ($43,600,978 ÷ 2,376,165 shares of common stock issued and outstanding)	$18.35

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	21

Statement of Operations

Six Months Ended February 29, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$6,006,395
Affiliated income from securities loaned, net	600,224
Affiliated dividend income	14,507

Total income	6,621,126

Expenses
Management fee	2,444,421
Distribution fee—Class A	1,358,212
Distribution fee—Class B	134,617
Distribution fee—Class C	116,981
Transfer agent’s fees and expenses (including affiliated expense of $349,500) (Note 3)	893,000
Custodian’s fees and expenses	87,000
Reports to shareholders	56,000
Registration fees	31,000
Directors’ fees	19,000
Legal fees and expenses	15,000
Insurance	12,000
Audit fee	11,000
Miscellaneous	10,908

Total expenses	5,189,139

Net investment income	1,431,987

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized loss on:
Investment transactions	(12,350,423)
Foreign currency transactions	(16,586)

(12,367,009)

Net change in unrealized appreciation (depreciation) on investments	110,022,363

Net gain on investments and foreign currencies	97,655,354

Net Increase In Net Assets Resulting From Operations	$99,087,341

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,431,987	$1,749,658
Net realized gain (loss) on investment and foreign currency transactions	(12,367,009)	149,756,652
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	110,022,363	43,835,445

Net increase in net assets resulting from operations	99,087,341	195,341,755

Dividends from net investment income (Note 1)
Class A	(1,416,253)	(2,093,547)
Class Z	(236,258)	(259,637)

	(1,652,511)	(2,353,184)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	11,918,402	30,375,767
Net asset value of shares issued in reinvestment of dividends	1,599,641	2,283,631
Cost of shares reacquired	(83,378,309)	(155,076,143)

Net decrease in net assets from Fund share transactions	(69,860,266)	(122,416,745)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	41,302

Total increase	27,574,564	70,613,128

Net Assets:
Beginning of period	1,041,472,839	970,859,711

End of period(a)	$1,069,047,403	$1,041,472,839

(a) Includes undistributed net investment income of:	$1,352,869	$1,573,393

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	23

Notes to Financial Statements

(Unaudited)

Prudential Jennison Blend Fund, Inc. (the “Fund”), is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is long-term growth of capital. This means the Fund seeks investments whose price will increase over several years.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the

24	Visit our website at www.prudentialfunds.com

investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long term portfolio securities sold during the fiscal period.

Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign withholding

Prudential Jennison Blend Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $500 million, .475% of the next $500 million of the Fund’s average daily net assets and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .49% for the six months ended February 29, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the

Prudential Jennison Blend Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

“Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received $72,166 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2012, it received $20, $22,948 and $653 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 29, 2012, PIM has been compensated approximately $179,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2012, aggregated $637,416,603 and $697,477,231, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$946,597,084	$238,864,207	$(10,770,676)	$228,093,531

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and other tax adjustment as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2011 of approximately $18,884,000 which expires in 2018. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

In addition, the Fund has elected to treat net foreign currency losses of approximately $1,000, incurred between November 1, 2010 and August 31, 2011 as being incurred during the year ending August 31, 2012.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The

Prudential Jennison Blend Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund and Class Z to Class A shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

During the fiscal year ended August 31, 2011, the Fund received $41,302 related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

30	Visit our website at www.prudentialfunds.com

Class A	Shares	Amount
Six months ended February 29, 2012:
Shares sold	359,993	$6,065,283
Shares issued in reinvestment of dividends	85,881	1,373,235
Shares reacquired	(3,481,722)	(58,381,356)

Net increase (decrease) in shares outstanding before conversion	(3,035,848)	(50,942,838)
Shares issued upon conversion from Class B and Class Z	171,372	2,776,203
Shares reacquired upon conversion into Class Z	(18,844)	(319,956)

Net increase (decrease) in shares outstanding	(2,883,320)	$(48,486,591)

Year ended August 31, 2011:
Shares sold	828,757	$14,346,888
Shares issued in reinvestment of dividends	124,785	2,032,744
Shares reacquired	(7,866,476)	(135,073,007)

Net increase (decrease) in shares outstanding before conversion	(6,912,934)	(118,693,375)
Shares issued upon conversion from Class B	530,968	8,926,798
Shares reacquired upon conversion into Class Z	(202,071)	(3,588,437)

Net increase (decrease) in shares outstanding	(6,584,037)	$(113,355,014)

Class B
Six months ended February 29, 2012:
Shares sold	79,234	$1,264,659
Shares reacquired	(105,567)	(1,701,241)

Net increase (decrease) in shares outstanding before conversion	(26,333)	(436,582)
Shares reacquired upon conversion into Class A	(177,793)	(2,741,192)

Net increase (decrease) in shares outstanding	(204,126)	$(3,177,774)

Year ended August 31, 2011:
Shares sold	195,256	$3,201,583
Shares reacquired	(300,512)	(4,901,740)

Net increase (decrease) in shares outstanding before conversion	(105,256)	(1,700,157)
Shares reacquired upon conversion into Class A	(555,695)	(8,926,798)

Net increase (decrease) in shares outstanding	(660,951)	$(10,626,955)

Class C
Six months ended February 29, 2012:
Shares sold	40,143	$644,270
Shares reacquired	(118,825)	(1,877,383)

Net increase (decrease) in shares outstanding	(78,682)	$(1,233,113)

Year ended August 31, 2011:
Shares sold	135,225	$2,201,755
Shares reacquired	(272,246)	(4,459,659)

Net increase (decrease) in shares outstanding before conversion	(137,021)	(2,257,904)
Shares reacquired upon conversion into Class Z	(1,692)	(25,261)

Net increase (decrease) in shares outstanding	(138,713)	$(2,283,165)

Prudential Jennison Blend Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended February 29, 2012:
Shares sold	236,325	$3,944,190
Shares issued in reinvestment of dividends	14,168	226,406
Shares reacquired	(1,291,015)	(21,418,329)

Net increase (decrease) in shares outstanding before conversion	(1,040,522)	(17,247,733)
Shares issued upon conversion from Class A	18,823	319,956
Shares reacquired upon conversion into Class A	(2,107)	(35,010)

Net increase (decrease) in shares outstanding	(1,023,806)	$(16,962,787)

Year ended August 31, 2011:
Shares sold	605,459	$10,625,541
Shares issued in reinvestment of dividends	15,401	250,887
Shares reacquired	(618,857)	(10,641,737)

Net increase (decrease) in shares outstanding before conversion	2,003	234,691
Shares issued upon conversion from Class A and Class C	203,453	3,613,698

Net increase (decrease) in shares outstanding	205,456	$3,848,389

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 29, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for

32	Visit our website at www.prudentialfunds.com

Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Jennison Blend Fund, Inc.	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,					Eight-Month Period Ended August 31,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.68		$13.95	$13.34		$17.07	$20.27	$19.49		$18.02
Income (loss) from investment operations:
Net investment income	.03		.03	.03		.04	.08	.08		.12
Net realized and unrealized gain (loss) on investments and foreign currencies	1.67		2.73	.58		(3.25)	(1.25)	1.09		1.98
Total from investment operations	1.70		2.76	.61		(3.21)	(1.17)	1.17		2.10
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.03)	-		(.04)	(.10)	(.06)		(.10)
Distributions from net realized gains	-		-	-		(.48)	(1.93)	(.33)		(.53)
Total dividends and distributions	(.03)		(.03)	-		(.52)	(2.03)	(.39)		(.63)
Capital Contributions:	-		- (c)	-	(c)	-	-	-		-
Net asset value, end of period	$18.35		$16.68	$13.95		$13.34	$17.07	$20.27		$19.49
Total Return(d):	10.19%		19.82%	4.57%		(17.42)%	(6.45)%	6.01%		11.70%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$972		$931	$871		$924	$1,270	$1,514		$1,546
Average net assets (000,000)	$910		$1,017	$976		$842	$1,414	$1,570		$1,519
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.01%	(g)	1.00%	1.01%		1.04%	.93%	.89%	(g)	.90%
Expenses, excluding distribution and service (12b-1) fees	.71%	(g)	.70%	.71%		.74%	.66%	.64%	(g)	.65%
Net investment income	.31%	(g)	.18%	.23%		.31%	.42%	.56%	(g)	.63%
For Class A, B, C, and Z shares:
Portfolio turnover rate	64%	(h)	143%	112%		122%	80%	48%	(h)	78%

(a) Calculated based on average shares outstanding during the period.

(b) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.

(c) Less than $.005.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying Portfolio in which the Fund invests.

(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through April 30, 2008. After April 30, 2008, the distribution and service (12b-1) fees are .30% of the average daily net assets of the Class A shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,						Eight-Month Period Ended August 31,	Year Ended December 31,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)(b)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.88		$13.34		$12.85		$16.53	$19.73	$19.03	$17.65
Income (loss) from investment operations:
Net investment loss	(.03)		(.08)		(.07)		(.04)	(.05)	(.03)	(.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.59		2.62		.56		(3.16)	(1.22)	1.07	1.95
Total from investment operations	1.56		2.54		.49		(3.20)	(1.27)	1.04	1.93
Less Dividends and Distributions:
Dividends from net investment income	-		-		-		-	-	(.01)	(.02)
Distributions from net realized gains	-		-		-		(.48)	(1.93)	(.33)	(.53)
Total dividends and distributions	-		-		-		(.48)	(1.93)	(.34)	(.55)
Capital Contributions:	-		-	(c)	-	(c)	-	-	-	-
Net asset value, end of period	$17.44		$15.88		$13.34		$12.85	$16.53	$19.73	$19.03
Total Return(d):	9.82%		19.04%		3.81%		(18.06)%	(7.12)%	5.46%	10.88%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$28		$29		$33		$45	$82	$125	$144
Average net assets (000,000)	$27		$35		$42		$46	$103	$138	$173
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.71%	(f)	1.70%		1.71%		1.74%	1.66%	1.64% (f)	1.65%
Expenses, excluding distribution and service (12b-1) fees	.71%	(f)	.70%		.71%		.74%	.66%	.64% (f)	.65%
Net investment loss	(.39)%	(f)	(.52)%		(.46)%		(.37)%	(.30)%	(.19)% (f)	(.11)%

(a) Calculated based on average shares outstanding during the period.

(b) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.

(c) Less than $.005.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying Portfolio in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,						Eight-Month Period Ended August 31,	Year Ended December 31,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)(b)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.88		$13.35		$12.86		$16.53	$19.73	$19.03	$17.65
Income (loss) from investment operations:
Net investment loss	(.03)		(.09)		(.07)		(.04)	(.06)	(.03)	(.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.59		2.62		.56		(3.15)	(1.21)	1.07	1.95
Total from investment operations	1.56		2.53		.49		(3.19)	(1.27)	1.04	1.93
Less Dividends and Distributions:
Dividends from net investment income	-		-		-		-	-	(.01)	(.02)
Distributions from net realized gains	-		-		-		(.48)	(1.93)	(.33)	(.53)
Total dividends and distributions	-		-		-		(.48)	(1.93)	(.34)	(.55)
Capital Contributions:	-		-	(c)	-	(c)	-	-	-	-
Net asset value, end of period	$17.44		$15.88		$13.35		$12.86	$16.53	$19.73	$19.03
Total Return(d):	9.82%		18.95%		3.81%		(18.00)%	(7.12)%	5.46%	10.88%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$25		$24		$22		$22	$32	$36	$37
Average net assets (000,000)	$24		$26		$24		$21	$34	$37	$37
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.71%	(f)	1.70%		1.71%		1.74%	1.66%	1.64% (f)	1.65%
Expenses, excluding distribution and service (12b-1) fees	.71%	(f)	.70%		.71%		.74%	.66%	.64% (f)	.65%
Net investment loss	(.39)%	(f)	(.52)%		(.47)%		(.39)%	(.31)%	(.19)% (f)	(.12)%

(a) Calculated based on average shares outstanding during the period.

(b) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.

(c) Less than $.005.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying Portfolio in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,					Eight-Month Period Ended August 31,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.71		$13.97	$13.32		$17.07	$20.27	$19.48		$17.99
Income (loss) from investment operations:
Net investment income	.05		.08	.08		.07	.13	.11		.16
Net realized and unrealized gain (loss) on investments and foreign currencies	1.67		2.74	.57		(3.26)	(1.25)	1.09		2.00
Total from investment operations	1.72		2.82	.65		(3.19)	(1.12)	1.20		2.16
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.08)	-		(.08)	(.15)	(.08)		(.14)
Distributions from net realized gains	-		-	-		(.48)	(1.93)	(.33)		(.53)
Total dividends and distributions	(.08)		(.08)	-		(.56)	(2.08)	(.41)		(.67)
Capital Contributions:	-		- (c)	-	(c)	-	-	-		-
Net asset value, end of period	$18.35		$16.71	$13.97		$13.32	$17.07	$20.27		$19.48
Total Return(d):	10.36%		20.22%	4.88%		(17.20)%	(6.19)%	6.16%		12.00%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$44		$57	$45		$45	$68	$83		$79
Average net assets (000,000)	$48		$56	$51		$44	$78	$82		$73
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.71%	(f)	.70%	.71%		.74%	.66%	.64%	(f)	.65%
Expenses, excluding distribution and service (12b-1) fees	.71%	(f)	.70%	.71%		.74%	.66%	.64%	(f)	.65%
Net investment income	.60%	(f)	.48%	.54%		.62%	.69%	.81%	(f)	.87%

(a) Calculated based on average shares outstanding during the period.

(b) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.

(c) Less than $.005.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying Portfolio in which the Fund invests.

(f) Annualized

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission website at www.sec.gov.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON BLEND FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	74441T108	74441T207	74441T306	74441T405

MF1O1E2    0223083-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Jennison Blend Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 23, 2012